Basis of Presentation	12 Months Ended
Sep. 30, 2023
Basis of Presentation

2. Basis of Presentation

a) Statement of Compliance

These consolidated financial statements have been prepared based on the principles of International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and the Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on January 2, 2024.

b) Basis of Accounting

These consolidated financial statements have been prepared on the going concern basis, which contemplates the realization of assets and settlement of liabilities as they fall due in the normal course of business.

During the year ended September 30, 2023, the Company generated negative cash from operations of $4.8 million (September 30, 2022: $8.8 million). As of September 30, 2023, the Company had negative working capital of $7.7 million (September 30, 2022: $6.4 million) and a net loss of $1.4 million (2022: $9.2 million). The Company’s equity was a surplus of $7.1 million (September 30, 2022: deficiency of $6.7 million). As of September 30, 2023, the Company had cash and cash equivalents of $1.0 million (September 30, 2022: $0.6 million). The Company is also anticipating the planned construction of its gigafactory in Jamestown, New York (the "Gigafactory"), which will need additional financing.

The first phase of construction is expected to take place within the existing 135,000 square foot manufacturing facility for the production of cells and batteries, with an estimated capital expenditure of approximately US$38 million. These material uncertainties raise significant doubt upon the Company's ability to continue as a going concern.

In assessing whether the going concern assumption was appropriate, management took into account all relevant information available about the future, which was at least, but not limited to, the twelve-month period following September 30, 2023. The Company and its Board of Directors have implemented various operating and financing strategies, including the following:

Subsequent to year-end, the Company renewed its revolving credit facility and extended it to March 29, 2024 with capability to refinance earlier. Despite this, it expects to refinance this facility with a different lender in fiscal year 2024, providing additional working capital to support the increase in revenue expected for fiscal year 2024.

The Company plans on pursuing large scale investments in its planned Jamestown gigafactory only in the event that it closes a government backed debt facility that includes advantageous terms with minimal impacts to operating cash flow and equity dilution. If the Company is unable to secure such financing, it will delay or cancel these expansion plans with limited financial impact as the main investment made thus far is the land and building which can be sold at a profit.

The Company has made improvements to its manufacturing process, equipment, and facilities over the last several months that have led to increased capacity and efficiency. Furthermore, the Company also anticipates gross margins to improve in fiscal year 2024 due to decreasing costs of key materials including but not limited to cell materials, separators, and other high value items. These anticipated improved margins, when combined with expected overall sales growth should result in improved overall financial performance.

Finally, the Company is confident in securing additional working capital from either debt or equity. Since the Company listed on Nasdaq in July 2023, it has further increased liquidity and overall financing capabilities.

c) Functional and Presentation Currency

These consolidated financial statements are presented in U.S. dollars and have been rounded to the nearest thousands, except per share amounts and when otherwise indicated. The functional currency of the Company is the Canadian dollar and the functional currencies of the Group’s subsidiaries include U.S. dollar.

d) Use of Judgements and Estimates.

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about significant areas of critical judgements in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements relate to the following (judgements made are disclosed in individual notes throughout the financial statements where relevant):

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Acquisitions – at initial recognition and subsequent remeasurement, judgements are made both for key assumptions in the purchase price allocation for each acquisition and regarding impairment indicators in the subsequent period. The purchase price is assigned to the identifiable assets, liabilities, and contingent liabilities based on fair values. Any remaining excess value is reported as goodwill. This allocation requires judgement as well as the definition of cash generating units for impairment testing purposes. Other judgements might result in significantly different results and financial position in the future.

Information about significant areas of estimation uncertainty that have the most significant effect on the amounts recognized in the consolidated financial statements relate to the following (assumptions made are disclosed in individual notes throughout the financial statements where relevant):

•	Estimates used in determining the net realizable values of inventories, taking into account the most reliable evidence available at each reporting date. The future realization of these inventories may be affected by future technology or other market-driven changes that may reduce future selling prices;

•	Estimates used in testing non-financial assets for impairment including determination of the recoverable amount of a cash generating unit;

•	Estimates used in determining the fair value of stock option grants and warrants. These estimates include assumptions about the volatility of the Company’s stock, forfeiture and expected exercise rates.

Allowance for credit losses

The allowance for expected credit losses is based on our assessment of the collectability of customer accounts and the aging of the related invoices and represents our best estimate of probable credit losses in our existing trade accounts receivable. We regularly review the allowance by considering factors such as historical experience, credit quality, the age of the account receivable balances, and current economic conditions that may affect a customer’s ability to pay.

Stock-Based Compensation

We account for stock-based compensation costs in accordance with the accounting standards for stock-based compensation, which require that all stock-based payments to employees be recognized in the audited consolidated statements of earnings based on their fair values. The fair value of stock options on the grant date is estimated using the Black-Scholes option-pricing model using the single-option approach and the Monte Carlo valuation method depending on the type of option granted. The Black Scholes and Monte Carlo option pricing models require the use of highly subjective and complex assumptions, including the option's expected term and the price volatility of the underlying stock, to determine the fair value of the award.

Warrants

We account for warrants in accordance with the accounting standards for warrants, which requires all warrants to be recognized in the audited consolidated statement of financial position based on their fair values. The fair value of warrants on the grant date is estimated using the Black-Scholes pricing model approach. The Black Scholes pricing model requires the use of highly subjective and complex assumptions, including the warrant’s expected term and the price volatility of the underlying stock, to determine the fair value of the award.